Document and Entity Information	12 Months Ended
Jan. 31, 2013
Risk/Return:
Document Type	485BPOS
Document Period End Date	Sep. 30, 2012
Registrant Name	SPDR INDEX SHARES FUNDS (Formerly streetTRACKS Index Shares Funds)
Central Index Key	0001168164
Amendment Flag	false
Document Creation Date	Jan. 28, 2013
Document Effective Date	Jan. 31, 2013
Prospectus Date	Jan. 31, 2013